Advantage Portfolio (Prospectus Summary): | Advantage Portfolio
Advantage Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Advantage Portfolios

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio

The second sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—Advantage Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques.
Please retain this supplement for future reference.